NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Notes and Loans Payable [Abstract]
Balance due under revolving loan	$ 21,918,000		$ 24,393,000
Interest expense related to credit facilities	1,660,000	$ 1,365,000
Capital lease obligations	$ 3,282,000		$ 4,215,000